SUBSEQUENT EVENTS (Details Narrative) - USD ($)			9 Months Ended
	Oct. 17, 2023	Oct. 12, 2023	Sep. 30, 2023	Sep. 30, 2022	Aug. 11, 2023	Nov. 11, 2022
Subsequent Event [Line Items]
Investment of cash in trust account			$ 1,010,440	$ 2,300,000
Share Price			$ 10.20
Trust account			$ 150,000		$ 75,000	$ 28,500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Extension period for consummating initial business combination		the Company elected to exercise its eighth of third one-month extension to the Termination Date
Investment of cash in trust account		$ 75,000
Business combination net of tangible assets description	preventing the Company from closing a business combination if it would have less than $5,000,0001 of net tangible assets (the “NTA Proposal”)
Temporary equity stock redeemed or called during period shares	1,614,148
Trust account	$ 1,100,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
share issued, value	$ 17,900,000
Share Price	$ 11.12
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares issued and outstanding percentage	20.00%